Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001144879
Registrant Name	Applied Digital Corp.
Registration File Number	333-287729
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES